Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 5,689	$ 4,835
Work in progress	8,565	3,930
Finished goods	13,592	16,326
Total inventories	$ 27,846	$ 25,091